FTVIPT SAI-2


                       SUPPLEMENT DATED JANUARY 4, 2008
                  TO THE STATEMENT OF ADDITIONAL INFORMATION
                               DATED MAY 1, 2007
                      OF FRANKLIN TEMPLETON VARIABLE INSURANCE
                            PRODUCTS TRUST (TRUST)
                   Franklin Flex Cap Growth Securities Fund
                Franklin Global Communications Securities Fund
                  Franklin Global Real Estate Securities Fund
                  Franklin Growth and Income Securities Fund
                     Franklin High Income Securities Fund
                        Franklin Income Securities Fund
                   Franklin Large Cap Growth Securities Fund
                   Franklin Large Cap Value Securities Fund
                          Franklin Money Market Fund
                   Franklin Rising Dividends Securities Fund
                   Franklin Small Cap Value Securities Fund
                 Franklin Small-Mid Cap Growth Securities Fund
                   Franklin Strategic Income Securities Fund
                          Franklin U.S. Government Fund
              Franklin Zero Coupon Fund - maturing in December 2010
                       Mutual Discovery Securities Fund
                         Mutual Shares Securities Fund
                 Templeton Developing Markets Securities Fund
                       Templeton Foreign Securities Fund
                    Templeton Global Asset Allocation Fund
                    Templeton Global Income Securities Fund
                       Templeton Growth Securities Fund

This supplement makes the following changes to the SAI:

1. In Section 9.2 "MANAGEMENT FEES" the following management fee schedule is replaced for the funds listed, effective January 2, 2008:

FUND                            MANAGEMENT FEE RATES

Franklin Global                 0.625% of the value of its
Communications Securities       average daily net assets up
Fund                            to and not over $100 million;
Franklin Growth and Income      0.500% of the value of its
Securities Fund                 average daily net assets over
Franklin High Income            $100 million and not over
Securities Fund                 $250 million;
Franklin Income Securities      0.450% of the value of its
Fund                            average daily net assets over
Franklin Money Market Fund      $250 million and not over
Franklin U.S. Government Fund   $7.5 billion;
Franklin Zero Coupon Fund -     0.440% of the value of its
maturing in December 2010       average daily net assets over
Templeton Global Income         $7.5 billion and not over $10
Securities Fund                 billion;
                                0.430% of the value of its average
                                daily net assets over $10 billion and
                                not over $12.5 billion;
                                0.420% of the value of its average
                                daily net assets over $12.5 and
                                not over $15 billion; and
                                0.400% of the value of its average
                                daily net assets over $15 billion.



2. In Section 9.3.1, "OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGERS":

   a) The listing of Murdo Murchison is deleted from the table.

   b) The following is added after the existing table:

   For the portfolio managers indicated, the following table lists the number of other accounts managed by each portfolio manager and the total assets in the accounts managed within each category as of November 30, 2007:

                                            ASSETS
                                            OF
                     ASSETS      NUMBER     OTHER                  ASSETS
          NUMBER     OF OTHER    OF         POOLED                 OF
          OF         INVESTMENT  OTHER      INVESTMENT  NUMBER     OTHER
          OTHER      COMPANIES   POOLED     VEHICLES    OF         ACCOUNTS
          INVESTMENT MANAGED     INVESTMENT MANAGED     OTHER      MANAGED
          COMPANIES  ($ X 1      VEHICLES   ($ X 1      ACCOUNTS   ($ X 1
NAME      MANAGED(1) MILLION)(1) MANAGED(2) MILLION)(2) MANAGED(2) MILLION)(2)
-------------------------------------------------------------------------------
David Levy    1        122.3        4       245.0          0          N/A
Cindy L.     14     79,608.7        1       170.5         14      4,973.6
Sweeting

1. These figures represent registered investment companies other than the Funds that are included in the SAI.

2. The various pooled investment vehicles and accounts listed are managed by a team of investment professionals. Accordingly, the individual managers listed would not be solely responsible for managing such listed amounts.

3. In Section 9.3.4 "PORTFOLIO MANAGER OWNERSHIP OF FUND SHARES", the following is added at the end of the existing text:

   On November 30, 2007, David Levy and Cindy L. Sweeney did not have any investments in separate accounts or qualified pension plans that invested in shares of the Fund they manage.

                PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE.